Amounts Reclassified Out of Accumulated Other Comprehensive Income (Loss) into Net Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	¥ 203,046
Tax effect	[2]	(65,715)
Net of tax before allocation to noncontrolling interests		137,331
Net of tax attributable to noncontrolling interests	[2]	(49)
Net of tax attributable to MHFG shareholders		137,282
Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders		138,780	¥ 126,992	¥ 61,425
Accumulated Net Unrealized Investment Gain (Loss) | Investment gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	204,512
Tax effect	[2]	(65,699)
Net of tax before allocation to noncontrolling interests		138,813
Net of tax attributable to noncontrolling interests	[2]	(33)
Net of tax attributable to MHFG shareholders		138,780
Accumulated Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders		(1,509)		(1)
Accumulated Translation Adjustment | Foreign exchange gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	(1,509)
Net of tax before allocation to noncontrolling interests		(1,509)
Net of tax attributable to MHFG shareholders		(1,509)
Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders		11	¥ (4,386)	¥ (10,665)
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	43
Tax effect	[2]	(16)
Net of tax before allocation to noncontrolling interests		27
Net of tax attributable to noncontrolling interests	[2]	(16)
Net of tax attributable to MHFG shareholders		¥ 11

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.